Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2017
Noncontrolling Interest [Abstract]
Redeemable Non Controlling Interests

	For the year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Balance as of January 1	773,706	790,229	700,000	107,588
Profit (loss) for the year	24,373	(300,713)	(141,896)	(21,809)
Increase (decrease) in accretion of redeemable noncontrolling interests	(7,850)	210,484	141,896	21,809
Reversal due to the disposal of two shares in SC Aipu	—	—	(700,000)	(107,588)

Balance as of December 31	790,229	700,000	—	—